Types and Classifications of Derivative Instruments Designated as Hedges (Detail) (Asset And Liability Management, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
NOTIONAL VALUE	$ 5,759.6	$ 4,285.4
ASSET FAIR VALUE	171.0	166.9
LIABILITY FAIR VALUE	76.0	48.5
FAIR VALUE HEDGES | Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts
Derivative [Line Items]
NOTIONAL VALUE	1,100.0	1,100.0
ASSET FAIR VALUE	147.0	129.8
LIABILITY FAIR VALUE	0.5	0.4
FAIR VALUE HEDGES | Available for Sale Investment Securities | Interest Rate Swap Contracts
Derivative [Line Items]
NOTIONAL VALUE	2,172.0	860.0
ASSET FAIR VALUE	2.6	4.8
LIABILITY FAIR VALUE	46.8	14.9
CASH FLOW HEDGES | Forecasted Foreign Currency Denominated Transactions | Foreign Exchange Contracts
Derivative [Line Items]
NOTIONAL VALUE	932.9	935.3
ASSET FAIR VALUE	9.4	19.3
LIABILITY FAIR VALUE	27.2	15.2
NET INVESTMENT HEDGES | Net Investments in Non-U.S. Affiliates | Foreign Exchange Contracts
Derivative [Line Items]
NOTIONAL VALUE	1,554.7	1,390.1
ASSET FAIR VALUE	12.0	13.0
LIABILITY FAIR VALUE	$ 1.5	$ 18.3